Equity Transactions - Allocation of GasLog Partners' profit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allocation of GasLog Partners' profit
Profit/(loss) for the year	$ (115,613)	$ 126,398	$ 84,209
Profit/(loss) for the year attributable to owners of the Group	(100,661)	47,683	15,506
Profit allocated to non-controlling interests	(14,952)	78,715	$ 68,703
GasLog Partners LP
Allocation of GasLog Partners' profit
Profit/(loss) for the year	(37,419)	102,597
Profit/(loss) for the year attributable to owners of the Group	(22,467)	23,882
Profit allocated to non-controlling interests	(14,952)	78,715
GasLog Partners LP | Common shares/units
Allocation of GasLog Partners' profit
Profit/(loss) for the year	(66,268)	75,879
GasLog Partners LP | General partner units
Allocation of GasLog Partners' profit
Profit/(loss) for the year	(1,479)	1,602
GasLog Partners LP | IDRs
Allocation of GasLog Partners' profit
Profit/(loss) for the year		2,618
GasLog Partners LP | Preference shares/units
Allocation of GasLog Partners' profit
Profit/(loss) for the year	$ 30,328	$ 22,498